Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net consisted of the following:

	December 31, 2024	December 31, 2023
	US$	US$
Furniture and equipment	1,098,035	1,091,800
Office equipment	8,349	6,302
Leasehold improvement	19,706	19,706
Total	1,126,090	1,117,808
Less: Accumulated impairment charges	(14,049)	(14,049)
Less: Accumulated depreciation	(332,182)	(132,514)
Foreign currency translation adjustment	(19,757)	53,911
Property and equipment, net	760,102	1,025,156